TRADE AND OTHER PAYABLES - Textual information (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 08, 2021
Trade And Other Payables
Trade payables for mining equipment not yet received		£ 7,194,000	£ 0
Variable consideration (in shares)	8,147,831
Income from reversal of unearned contingent consideration	£ 4,000,000
DPN LLC Inc
Trade And Other Payables
Gain or loss on contingent consideration		£ 236,000
Contingent consideration issued	£ 4,000,000
Top of range [member] | DPN LLC Inc
Trade And Other Payables
Number of shares issuable upon achievement of certain contractual milestones			8,600,000	8,600,000